Financial instruments - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Assets at fair value
Financial assets at fair value through other comprehensive income	€ 537	€ 600	€ 586
Derivatives
Financial assets at fair value through profit and loss:
Other	360	217	118
Other
Financial assets at fair value through profit and loss:
Other	851	822	852
Fair value
Assets at fair value
Financial assets at fair value through other comprehensive income	537	600	586
Liabilities at fair value
Derivatives financial assets, reported within trade receivables	60	203	74
Derivatives financial liabilities, reported within trade creditors	(58)	(56)	(49)
Fair value | Derivatives
Financial assets at fair value through profit and loss:
Other	360	217	118
Fair value | Other
Financial assets at fair value through profit and loss:
Other	851	822	852
Fair value | Level 1
Assets at fair value
Financial assets at fair value through other comprehensive income	10	10	70
Fair value | Level 1 | Derivatives
Liabilities at fair value
Derivatives	0	0	0
Fair value | Level 1 | Financial liabilities at fair value
Liabilities at fair value
Contingent consideration	0	0	0
Fair value | Level 1 | Derivatives
Financial assets at fair value through profit and loss:
Derivatives	0	0	0
Fair value | Level 1 | Other
Financial assets at fair value through profit and loss:
Other	488	445	470
Fair value | Level 2
Assets at fair value
Financial assets at fair value through other comprehensive income	4	4	4
Fair value | Level 2 | Derivatives
Liabilities at fair value
Derivatives	(672)	(650)	(586)
Fair value | Level 2 | Financial liabilities at fair value
Liabilities at fair value
Contingent consideration	0	0	0
Fair value | Level 2 | Derivatives
Financial assets at fair value through profit and loss:
Derivatives	420	420	192
Fair value | Level 2 | Other
Financial assets at fair value through profit and loss:
Other	0	0	0
Fair value | Level 3
Assets at fair value
Financial assets at fair value through other comprehensive income	523	586	512
Fair value | Level 3 | Derivatives
Liabilities at fair value
Derivatives	0	0	0
Fair value | Level 3 | Financial liabilities at fair value
Liabilities at fair value
Contingent consideration	(46)	(1)	(8)
Fair value | Level 3 | Derivatives
Financial assets at fair value through profit and loss:
Derivatives	0	0	0
Fair value | Level 3 | Other
Financial assets at fair value through profit and loss:
Other	€ 363	€ 377	€ 382